Commitments and Contingencies (Non-cancellable Advertising Fee and Operating Lease Commitments) (Details) ¥ in Thousands	Jun. 30, 2015 CNY (¥)
Advertising Commitments [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2016	¥ 224
2017	0
2018	0
2019	0
2020 and thereafter	0
Total	224
Operating Leases [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2016	52,520
2017	43,180
2018	33,893
2019	29,429
2020 and thereafter	4,216
Total	163,238
2016	52,744
2017	43,180
2018	33,893
2019	29,429
2020 and thereafter	4,216
Total	¥ 163,462